Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 381,761,004	$ 229,783,588	$ 155,435,612
Other Adjustments and Interest on sundry Credits
Disclosure Of Other Operating Income [line items]
Other Operating Income	212,636,372	115,639,341	42,949,355
Rental of Safety Deposit Boxes
Disclosure Of Other Operating Income [line items]
Other Operating Income	12,263,331	12,473,218	12,300,604
Other Financial Income
Disclosure Of Other Operating Income [line items]
Other Operating Income	11,268,721	3,422,685	2,842,193
Other Income from Services
Disclosure Of Other Operating Income [line items]
Other Operating Income	72,290,496	54,919,541	37,786,739
Reversed allowances
Disclosure Of Other Operating Income [line items]
Other Operating Income	25,459,136	202,256	6,130,733
Others
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 47,842,948	$ 43,126,547	$ 53,425,988